Variable Interest Entities - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
VARIABLE INTEREST ENTITY
Total VIE Assets	$ 366,691	$ 360,322	$ 425,431	$ 422,435
Unconsolidated VIE
VARIABLE INTEREST ENTITY
Total VIE Assets	376,688	376,055	309,866
Off-balance sheet exposure associated with VIEs	2,832	2,784	2,452
Unconsolidated VIE | Other Investment Companies
VARIABLE INTEREST ENTITY
Total VIE Assets	3,000	3,200	2,000
Off-balance sheet exposure associated with VIEs	$ 2,200	1,500	$ 1,200
Unfunded Commitments		$ 399